Segment Information - Geographical Area (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Operating Results by Geographical Areas

First Half	Asia / AMET / RUB	The Americas	Europe	Total
Turnover (€ million)
2017	12,085	9,077	6,563	27,725
2018	11,735	8,083	6,534	26,352
Change (%)	(2.9)	(11.0)	(0.5)	(5.0)
Impact of:
Exchange rates (%)*	(10.3)	(12.8)	(0.8)	(8.9)
Acquisitions (%)	2.0	3.5	0.4	2.1
Disposals (%)	–	(0.5)	(0.3)	(0.2)
Underlying sales growth (%)	6.1	(0.8)	0.2	2.5

Price (%)*	0.9	(0.3)	(0.5)	0.2
Volume (%)	5.1	(0.5)	0.7	2.2

Operating profit (€ million)
2017	2,070	1,704	1,073	4,847
2018	2,248	1,156	1,070	4,474
Underlying operating profit (€ million)
2017	2,211	1,538	1,177	4,926
2018	2,317	1,333	1,262	4,912
Operating margin (%)
2017	17.1	18.8	16.3	17.5
2018	19.2	14.3	16.4	17.0
Underlying operating margin (%)
2017	18.3	16.9	17.9	17.8
2018	19.7	16.5	19.3	18.6

*	2018 underlying price growth in Venezuela has been excluded from the Price rows in the tables above, and an equal and opposite adjustment made in the Exchange rate rows.